Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary Of Detailed Information About Intangible Assets Other Than Goodwill
Cost

€ thousand	Development costs	Software and licenses	Total
Balance as of Jan. 1, 2020	8,695	286	8,981
Additions	9,258	61	9,319
Balance as of Dec. 31, 2020	17,953	347	18,300
Additions	2,924	436	3,360
Disposals	0	-9	-9
Balance as of Dec. 31, 2021	20,877	774	21,651
Additions	1,023	142	1,165
Balance as of Dec. 31, 2022	21,900	916	22,816

Summary Of Detailed Information About Amortization And Impairment Of Intangible Assets Other Than Goodwill
Amortization and Impairment

€ thousand	Development costs	Software and licenses	Total
Balance as of Jan. 1, 2020	0	201	201
Amortization for the year	158	57	215
Balance as of Dec. 31, 2020	158	258	416
Amortization for the year	1,174	93	1,267
Disposals	0	-1	-1
Balance as of Dec. 31, 2021	1,332	350	1,682
Amortization for the year	1,359	186	1,545
Impairment for the year	1,531	0	1,531
Balance as of Dec. 31, 2022	4,222	536	4,758

Summary Of Detailed Information About Carrying Amount Of Intangible Assets Other Than Goodwill
Carrying amount

€ thousand	Development costs	Software and licenses	Total
Carrying amount as of Dec. 31, 2020	17,795	89	17,884
Carrying amount as of Dec. 31, 2021	19,545	424	19,969
Carrying amount as of Dec. 31, 2022	17,678	380	18,058

Summary Of Detailed Information About Carrying Amounts Of The Capitalized Development Projects
The carrying amounts of the capitalized development projects were as follows:

€ thousand	Space	Air	CONDOR MEO	Total
Carrying amount as of Dec. 31, 2020	13,552	4,243	0	17,795
Carrying amount as of Dec. 31, 2021	15,072	3,965	508	19,545
Carrying amount as of Dec. 31, 2022	13,998	3,681	0	17,678

Summary Of Detailed Information About Useful Life Carrying Amounts Of The Capitalized Development Projects
The remaining useful life of the capitalized development projects were as follows:

in years	Space	Air	CONDOR MEO
Remaining useful life as of Dec. 31, 2020	n/a	14.5	n/a
Remaining useful life as of Dec. 31, 2021	14.2	13.5	n/a
Remaining useful life as of Dec. 31, 2022	13.2	12.5	n/a